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                         [letterhead of General American]

                                    VIA EDGAR

CHRISTOPHER A. MARTIN
COUNSEL
PHONE:  (314) 444-0499
Fax:    (314) 444-0510


                                  May 14, 1997




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                              Re:   Security Equity Life Insurance Company
                                    Separate Account 27
                                    33-87144 and 811-8892

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), Security Equity Life Insurance Company Separate Account 27 (the "Registrant") hereby certifies that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the most recently filed Post-Effective Amendment to the Registrant's Registration Statement, and (ii) the text of Post-Effective Amendment was filed electronically via EDGAR.

If you have any questions regarding this filing, please call me at (314)
444-0499.

                                    Sincerely,

                                    /s/ Christopher A. Martin

                                    Christopher A. Martin


CAM:vq

Enclosures

cc:   Stephen E. Roth, Sutherland, Asbill & Brennan, L.L.P.